CRITICAL JUDGMENTS AND ESTIMATION UNCERTAINTIES	12 Months Ended
Dec. 31, 2019
CRITICAL JUDGMENTS AND ESTIMATION UNCERTAINTIES
CRITICAL JUDGMENTS AND ESTIMATION UNCERTAINTIES

3. CRITICAL JUDGMENTS AND ESTIMATION UNCERTAINTIES

The preparation of the Company’s consolidated financial statements in conformity with IFRS requires the Company’s management to make judgments, estimates and assumptions about the future events that affect the amounts reported in the consolidated financial statements and related notes to the financial statements. Estimates and assumptions are continually evaluated and are based on management’s experience and other facts and circumstances. Revisions to estimates and the resulting effects on the carrying amounts of the Company’s assets and liabilities are accounted for prospectively.

The areas which require management to make significant judgments, estimates and assumptions in determining carrying values include, but are not limited to:

(a) Critical judgments in the application of accounting policies

(i) Commencement of commercial production

Prior to the period when a mine has reached management’s intended operating levels, costs incurred as part of the development of the related mining property are capitalized and any mineral sales during the commissioning period are offset against the costs capitalized. The Company defines the commencement of commercial production as the date that a mine has achieved a consistent level of production. Depletion of capitalized costs for mining properties begins when operating levels intended by management have been reached.

There are a number of factors the Company considers when determining if conditions exist for the commencement of commercial production of an operating mine. Management examines the following when making that judgment:

•	All major capital expenditures to bring the mine to the condition necessary for it to be capable of operating in the manner intended by management have been completed;
•	The completion of a reasonable period of testing of the mine plant and equipment has been completed;
•	The mine or mill has reached a pre-determined percentage of design capacity; and
•	The ability to sustain ongoing production of ore has been achieved.

The list is not exhaustive and each specific circumstance is taken into account before making the decision.

(ii) Functional currency

The functional currency for each of the Company’s Subsidiaries is the currency of the primary economic environment in which the entity operates. The Company has determined the functional currency of each entity as the U.S. dollar. Determination of the functional currency may involve certain judgments to determine the primary economic environment and the Company reconsiders the functional currency of its entities if there is a change in events and conditions which determines the primary economic environment.

(iii) Determination of economic viability

Management has determined that exploratory drilling, evaluation, development and related costs incurred on the Blackwater project, and New Afton C-zone project have future economic benefits and are economically recoverable. In making this judgment, management has assessed various criteria including, but not limited to, the geologic and metallurgic information, history of conversion of mineral deposits to proven and probable mineral reserves, operating management expertise, existing permits, the expectation of receiving additional permits and life-of-mine (“LOM”) plans.

(iv) Carrying value of long-lived assets and impairment charges

In determining whether the impairment or reversal of a previous impairment of the carrying value of an asset is necessary, management first determines whether there are external or internal indicators that would signal the need to test for impairment or impairment reversal. These indicators consist of but are not limited to the prolonged significant changes in commodity prices, per ounce in-situ multiples, significant change to LOM plans, significant changes in discount rates and the factors which lead to a market capitalization deficiency. If an impairment or impairment reversal indicator is identified, the Company compares the carrying value of the asset against the recoverable amount. These determinations and their individual assumptions require that management make a decision based on the best available information at each reporting period.

As at December 31, 2018, indicators of impairment existed for Rainy River and Blackwater as the Company experienced a sustained and prolonged period where the carrying value of its net assets were more that its market capitalization. The results of the impairment assessment, including the significant estimates and assumptions used, are set out in Note 10.

(v) Determination of CGU

In determining a CGU, management had to examine the smallest identifiable group of assets that generates cash inflows that are largely independent of cash inflows from other assets or groups of assets. The Company has determined that each mine site and development project qualifies as an individual CGU. Each of these assets generates or will have the ability to generate cash inflows that are independent of the other assets and therefore qualifies as an individual asset for impairment testing purposes.

(vi) Classification of Gold Stream Instruments

The Company holds a gold stream agreement with a counterparty for the purchase and delivery of gold and silver. Management has assessed this gold stream agreement under the scope of IFRS 9, Financial Instruments as to whether or not the agreements constitute a financial instrument. As the gold stream obligation has embedded derivatives that would otherwise need to be accounted for separately at FVTPL, Management has designated the deposit received from Royal Gold as a financial liability at FVTPL, with initial and subsequent measurement at fair value, as permitted under IFRS 9.

(b) Key sources of estimation uncertainty in the application of accounting policies

(i) Revenue recognition

Revenue from sales of concentrate is recorded when control of the goods pass to the purchaser. Variations between the prices set in the contracts and final settlement prices may be caused by changes in the market prices and result in an embedded derivative in the accounts receivable. The embedded derivative is recorded at fair value each reporting period until final settlement occurs, with changes in the fair value being recorded as revenue. For changes in metal quantities upon receipt of new information and assays, the provisional sales quantities are adjusted as well, with the change being recorded as revenue.

(ii) Inventory valuation

Management values inventory at the lower of weighted average production costs or net realizable value (“NRV”). Weighted average production costs include expenditures incurred and depreciation and depletion of assets used in mining and processing activities that are deferred and accumulated as the cost of ore in stockpiles, work-in-process and finished metals inventories. The allocation of costs to ore in stockpiles and in-process inventories and the determination of NRV involve the use of estimates. Stockpiles are measured by estimating the number of tonnes added and removed from the stockpile, the number of contained ounces or pounds (based on assay data), and the estimated metallurgical recovery rates (based on the expected processing method).Timing and ultimate recovery of metal contained in stockpiles vary from the estimates.

(iii) Mineral reserves and resources

The figures for mineral reserves and mineral resources are determined in accordance with National Instrument 43‑101, “Standards of Disclosure for Mineral Projects”, issued by the Canadian Securities Administrators. There are numerous estimates in determining the mineral reserves and resource estimates. Such estimation is a subjective process, and the accuracy of any mineral reserve or resource estimate is a function of the quantity and quality of available data and of the assumptions made and judgments used in engineering and geological interpretation. Differences between management’s assumptions including economic assumptions, such as metal prices and market conditions, could have a material effect in the future on the Company’s financial position and results of operations.

(iv) Estimated recoverable ounces

The carrying amounts of the Company’s mining properties are depleted based on recoverable ounces. Changes to estimates of recoverable ounces and depletable costs including changes resulting from revisions to the Company’s mine plans and changes in metal price forecasts can result in a change to future depletion rates.

(v) Deferred income taxes

In assessing the probability of realizing income tax assets recognized, management makes estimates related to expectations of future taxable income, applicable tax planning opportunities, expected timing of reversals of existing temporary differences and the likelihood that tax positions taken will be sustained upon examination by applicable tax authorities. In making its assessments, management gives additional weight to positive and negative evidence that can be objectively verified. Estimates of future taxable income are based on forecasted cash flows from operations and the application of existing tax laws in each jurisdiction. Forecasted cash flows from operations are based on LOM projections internally developed and reviewed by management. The Company considers tax planning opportunities that are within the Company’s control, are feasible and implementable without significant obstacles. Examination by applicable tax authorities is supported based on individual facts and circumstances of the relevant tax position examined in light of all available evidence. Where applicable tax laws and regulations are either unclear or subject to ongoing varying interpretations, it is possible that changes in these estimates can occur that materially affect the amounts of income tax assets recognized. At the end of each reporting period, the Company reassesses unrecognized income tax assets.

(vi) Reclamation and closure cost obligations

The Company’s provision for reclamation and closure cost obligations represents management’s best estimate of the present value of the future cash outflows required to settle the liability which reflects estimates of future costs, inflation, movements in foreign exchange rates and assumptions of risks associated with the future cash outflows, and the applicable risk-free interest rates for discounting the future cash outflows. Changes in the above factors can result in a change to the provision recognized by the Company.